Dividends (Tables)	12 Months Ended
Dec. 31, 2022
Detailed Information About Dividends [Abstract]
Summary of detailed information about dividends

	Year ended 31 December 2022 £m	Year ended 31 December 2021 £m	Six months ended 31 December 2020 £m	Year ended 30 June 2020 £m
Amounts recognized as distributions to the equity shareholders:
Final dividend for the year ended 30 June 2019 of 8.58 pence per share	—	—	—	17.7
Interim dividend for the year ended 30 June 2020 of 3.55 pence per share	—	—	—	7.3

Total distributions to owners of the parent in the year / period	—	—	—	25.0